Net trading income (losses) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of trading income (expense) [Abstract]
Schedule of Net Trading Income (Expense)

	2024 £m	2023 £m	2022 £m
Net gains (losses) on financial assets and liabilities at fair value through profit or loss:
Net (losses) gain on financial instruments held for trading[1]	(5)	406	(1,049)
Net gains (losses) on other financial instruments mandatorily held at fair value through profit or loss	17,096	16,653	(17,210)
Net losses on financial liabilities designated at fair value through profit or loss[2]	(336)	(341)	(154)
	16,755	16,718	(18,413)
Foreign exchange	1,003	1,418	(1,063)
Investment property gains (losses) (note 24)	67	(87)	(511)
Net trading income (losses)[3]	17,825	18,049	(19,987)
1Includes hedge ineffectiveness in respect of fair value hedges (2024: loss of £81 million; 2023: loss of £267 million; 2022: loss of £41 million) and cash flow hedges (2024: loss of
£60 million; 2023: gain of £19 million; 2022: loss of £10 million).
2Excludes gains and losses arising from non-participating investment contracts, which are presented separately on the face of the income statement.
3Includes income from the net investment return on assets held to back insurance and investment contracts of £16,013 million (2023: income of £16,742 million; 2022: losses of £20,899 million). See note 8.